Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	$ 204
Depreciation expense	100	$ 112	$ 260
Ending balance of property, plant and equipment	101	204
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	4,712	4,823
Additions	4	66
Disposals / Retirements	(2,203)	(3)
Impact of foreign exchange rate changes	606	(174)
Ending balance of property, plant and equipment	3,119	4,712	4,823
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(4,508)	(4,567)
Disposals / Retirements	2,178	2
Depreciation expense	(100)	(112)
Impact of foreign exchange rate changes	(588)	169
Ending balance of property, plant and equipment	(3,018)	(4,508)	(4,567)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	120
Ending balance of property, plant and equipment	58	120
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	3,919	4,039
Additions	2	27
Disposals / Retirements	(2,160)	0
Impact of foreign exchange rate changes	507	(147)
Ending balance of property, plant and equipment	2,268	3,919	4,039
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(3,799)	(3,873)
Disposals / Retirements	2,135	0
Depreciation expense	(50)	(70)
Impact of foreign exchange rate changes	(496)	144
Ending balance of property, plant and equipment	(2,210)	(3,799)	(3,873)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	17
Ending balance of property, plant and equipment	15	17
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	19	19
Additions	0	0
Disposals / Retirements	0	0
Impact of foreign exchange rate changes	0	0
Ending balance of property, plant and equipment	19	19	19
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(2)	0
Disposals / Retirements	0	0
Depreciation expense	(2)	(2)
Impact of foreign exchange rate changes	0	0
Ending balance of property, plant and equipment	(4)	(2)	0
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	45
Ending balance of property, plant and equipment	21	45
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	737	746
Additions	2	19
Disposals / Retirements	(43)	(3)
Impact of foreign exchange rate changes	94	(25)
Ending balance of property, plant and equipment	790	737	746
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(692)	(683)
Disposals / Retirements	43	2
Depreciation expense	(30)	(36)
Impact of foreign exchange rate changes	(90)	25
Ending balance of property, plant and equipment	(769)	(692)	(683)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	22
Ending balance of property, plant and equipment	7	22
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	37	19
Additions	0	20
Disposals / Retirements	0	0
Impact of foreign exchange rate changes	5	(2)
Ending balance of property, plant and equipment	42	37	19
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance of property, plant and equipment	(15)	(11)
Disposals / Retirements	0	0
Depreciation expense	(18)	(4)
Impact of foreign exchange rate changes	(2)	0
Ending balance of property, plant and equipment	$ (35)	$ (15)	$ (11)